Business Combinations - Additional Information (Details)	9 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 EUR (€)	Nov. 01, 2023 EUR (€)	Aug. 01, 2023 EUR (€)	Jan. 01, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Sep. 01, 2022 EUR (€)	Jan. 27, 2022 EUR (€)	Apr. 16, 2021	Apr. 07, 2021 state
Disclosure of detailed information about business combination [line items]
Business combination cash transferred		€ 18,547,000
Deferred and contingent consideration € '000s		2,714,000
Fair value of option € '000s		485,302,000				€ 517,832,000
Deferred tax liability (asset)	€ 14,860,000	32,019,000				14,587,000
Goodwill acquisition as of recognized as of acquisition date		88,175,000
Goodwill expected to be deductible for tax purposes		0
Revenue	29,938,000
Profit before taxation	€ (66,281,000)
Purchase consideration transferred		€ 23,320,000
Fair value of option								50,969,088
Discount for lack of control		20.00%
Digital Gaming Corporation Limited
Disclosure of detailed information about business combination [line items]
Business combination acquisition of voting rights (in percent)				75.00%						100.00%
Number of states with market access | state										13
Number of states with live market access | state										9
Business combination cash transferred		€ 11,703,000			€ 11,700,000
Deferred and contingent consideration € '000s		0
Percentage of remaining voting equity interests acquired				0.25
Deferred tax liability (asset)					16,900,000
Deductible temporary differences for which no deferred tax asset is recognised					4,600,000
Goodwill acquisition as of recognized as of acquisition date					78,872,000
Purchase consideration transferred					€ 11,703,000
SportCC ApS
Disclosure of detailed information about business combination [line items]
Business combination cash transferred		6,844,000		€ 6,800,000
Deferred and contingent consideration € '000s		629,000		€ 600,000
Percentage of remaining voting equity interests acquired				0.25
Fair value of option € '000s		2,100,000		€ 2,100,000		€ 0
Goodwill acquisition as of recognized as of acquisition date				9,303,000
Purchase consideration transferred				€ 9,532,000
15 Marketing Limited
Disclosure of detailed information about business combination [line items]
Business combination acquisition of voting rights (in percent)			100.00%
Business combination cash transferred		0
Deferred and contingent consideration € '000s		€ 2,085,000	€ 2,100,000
Goodwill acquisition as of recognized as of acquisition date			0
Purchase consideration transferred			€ 2,085,000
Verno Holdings Limited
Disclosure of detailed information about business combination [line items]
Business combination cash transferred							€ 1,103,000
Goodwill acquisition as of recognized as of acquisition date							37,869,000
Purchase consideration transferred							€ 22,524,000
Fair value of option							21,421,000
Verno Holdings Limited | Two Thousand And Twenty One
Disclosure of detailed information about business combination [line items]
Business combination acquisition of voting rights (in percent)									100.00%